RECEIVABLES (Details) - USD ($)	Aug. 31, 2022	Nov. 30, 2021
Receivables Abstract
Accounts receivable	$ 1,021,789	$ 512,041
Sales tax receivable	252,097	266,464
Corporate income tax receivable	6,334
Receivables	$ 1,280,220	$ 778,505